UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brinker Capital, Inc.
         -------------------------------
Address: 1055 Westlakes Drive, Suite 250
         -------------------------------
         Berwyn PA 19312
         -------------------------------

Form 13F File Number: 28-14331
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Brian Ferko
        ------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  610 407 5500
        ------------------------

Signature, Place, and Date of Signing:

       /s/ Brian Ferko                Berwyn, PA           March 05, 2012
------------------------------    ------------------    ------------------------
          [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number              Name

      28-5788                           NGAM Advisors LP
      -------                           ---------------------------------------

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        None
                                          --------

Form 13F Information Table Entry Total:   50
                                          --------

Form 13F Information Table Value Total:   $221,659
                                          --------
                                         (thousands)



List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                TITLE OF                   SHRS OR     VALUE          SH/ PUT/  INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     PRN AMT                    PRN CALL  DISCRETION MANAGERS SOLE SHARED NONE
----------------------------    ---------------- --------  ----------- -------------- --- ----- ---------- -------- ---- ------ ----
ADAMS EXPRESS CO                Common           6212104           193       20       Sh        Sole                     20
AVALONBAY CMNTYS INC            Common           53484101       93,379      715       Sh        Sole                    715
GANNETT CO INC                  Common           364730101   4,541,201   339656       Sh        Sole                 339656
GENERAL AMERICAN INV TR CO      Common           368802104          50        2       Sh        Sole                      2
INTERPUBLIC GRP CO INC          Common           460690100   4,229,219   434658       Sh        Sole                 434658
ISHARES GOLD TRUST ETF          ETF              464285105   3,388,919   222516       Sh        Sole                 222516
ISHARES MSCI CANADA ETF         ETF              464286509   3,729,180   140195       Sh        Sole                 140195
ISHARES MSCI CHILE ETF          ETF              464286640   8,759,160   151779       Sh        Sole                 151779
ISHARES MSCI JAPAN ETF          ETF              464286848  10,754,330  1180497       Sh        Sole                1180497
ISHARES BARCLAYS TIPS ETF       ETF              464287176      11,552       99       Sh        Sole                     99
ISHARES TR MSCI EMERGING MKTS   ETF              464287234      51,447     1356       Sh        Sole                   1356
ISHARES TR MSCI EAFE INDEX      ETF              464287465   4,643,723    93756       Sh        Sole                  93756
ISHARES SEMICONDUCTOR ETF       ETF              464287523  10,130,059   205062       Sh        Sole                 205062
ISHARES TR DJ US REAL EST       ETF              464287739     377,262     6641       Sh        Sole                   6641
ISHARES TR MSCI ACWI EX         ETF              464288240  13,406,423   364206       Sh        Sole                 364206
MITEK SYSTEMS INC               Common           606710200     983,390   135640       Sh        Sole                 135640
MOBILE TELESYSTEMS              Common           607409109          15        1       Sh        Sole                      1
ODYSSEY MARINE EXPLORATION      Common           676118102   8,666,505  3162958       Sh        Sole                3162958
PRUDENTIAL FINL INC             Common           744320102   8,255,138   164707       Sh        Sole                 164707
ROYAL DUTCH SHELL PLC CLASS A   SPON ADR         780259206         641        9       Sh        Sole                      9
UBS AG JERSEY BRH ALERIAN
  INFRST                        Common           902641646      71,562     2162       Sh        Sole                   2162
UNITED CONTL HLDGS INC COM      Common           910047109   7,943,666   420968       Sh        Sole                 420968
VANGUARD TOTAL BOND MARKET ETF  ETF              921937835   1,088,944    13035       Sh        Sole                  13035
VANGUARD EMERGING MKTS ETF      ETF              922042858   5,567,192   145700       Sh        Sole                 145700
APOLLO INVESTMENT CORP BDC      Common           03761U106   2,906,179   451270       Sh        Sole                 451270
CAPSTEAD MORTGAGE CORP          Common           14067E506   3,721,832   299183       Sh        Sole                 299183
GUGGENHEIM/SABRIENT INSIDER
  ETF                           ETF              18383M209  13,467,575   437401       Sh        Sole                 437401
GUGGENHEIM/BEACON SPIN-OFF ETF  ETF              18383M605  13,871,300   589766       Sh        Sole                 589766
GUGGENHEIM/RAYMOND JAMES SB1
  ETF                           ETF              18383M613  14,223,450   692813       Sh        Sole                 692813
GUGGENHEIM/OCEAN TOMO PATENT
  ETF                           ETF              18383M704  13,653,282   561771       Sh        Sole                 561771
CREDIT SUISSE CUSHING 30 MLP
  ETN                           ETN              22542D852  13,421,599   535365       Sh        Sole                 535365
ETFS GOLD TR SHS                Common           26922Y105      17,352      112       Sh        Sole                    112
HEALTH CARE REIT INC            Common           42217K106      68,762     1261       Sh        Sole                   1261
INTERCONTINENTALEXCHANGE INC    Common           45865V100      47,135      391       Sh        Sole                    391
JPMORGAN ALERIAN MLP INDEX ETN  ETN              46625H365     897,869    23040       Sh        Sole                  23040
POWERSHARES ETF TRUST PRVT
  EQTY PORT                     GBL LSTD PVT EQT 73935X195     392,165    49082       Sh        Sole                  49082
POWERSHARES US DOLLAR INDEX     Doll Index Bull  73936D107      11,774      524       Sh        Sole                    524
PROSHARES SHORT MSCI EAFE ETF   ETF              74347R370      92,494     1796       Sh        Sole                   1796
PROSHARES SHORT S&P 500 ETF     ETF              74347R503      46,148     1142       Sh        Sole                   1142
PROSHARES SHORT R2000 ETF       ETF              74347R826     131,512     4431       Sh        Sole                   4431
PROSHARES SHORT 20+YR TREASURY  ETF              74347X849  12,802,548   410733       Sh        Sole                 410733
PROSHARES TR SHT 7-10 YR TR     ETF              74348A608     105,795     3088       Sh        Sole                   3088
SPDR GOLD TRUST GOLD SHS        ETF              78463V107       6,384       42       Sh        Sole                     42
SPDR INDEX SHS FDS INTL HLTH
  ETF                           ETF              78463X681   2,692,398    86852       Sh        Sole                  86852
SPDR DJ GLOBAL REAL ESTATE ETF  ETF              78463X749  10,691,433   306433       Sh        Sole                 306433
SPDR S&P INTL DIVIDEND          ETF              78463X772   3,526,618    75858       Sh        Sole                  75858
SPDR BARCLAYS HIGH YIELD BOND
  ETF                           ETF              78464A417   3,693,628    96063       Sh        Sole                  96063
SPDR DOW JONES INDL AVRG ETF    ETF              78467X109  14,150,651   116132       Sh        Sole                 116132
VANGUARD SCOTTSDALE FDS VNG
  RUS3000IDX                    VNG RUS IDX      92206C599     283,560     4938       Sh        Sole                   4938
VANGUARD SCOTTSDALE FDS VNG
  RUS2000IDX                    VNG RUS IDX      92206C664      42,259      722       Sh        Sole                    722